Share-Based Compensation - Summary of Share Options Granted (Detail) - Stock Option [Member]	12 Months Ended
May 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date | shares	15,826,000
February 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date | shares	7,099,500
Fair value of common shares	$ 1.00
Exercise price	$ 2.02
July 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date | shares	1,620,000
Fair value of common shares	$ 1.15
Exercise price	$ 2.38
September 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date | shares	100,000
Fair value of common shares	$ 2.38
Exercise price	$ 3.75
March 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date | shares	3,946,500
Fair value of common shares	$ 4.09
Exercise price	$ 8.75
January 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date | shares	3,060,000
Fair value of common shares	$ 10.33
Exercise price	$ 12.19